Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 34	$ 101
Assets, Gross amounts not offset in consolidated balance sheets	33	47
Assets, Net amounts	1	54
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(101)	(49)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(33)	(47)
Liabilities, Net Amounts	$ (68)	$ (2)